As filed with the SEC on August 23, 2004.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03758

Builders Fixed Income Fund, Inc.
(Exact name of registrant as specified in charter)

218 Henry Road,
Manchester, MO 63011
Telephone: (636) 207-0160
(Registrant's Name, Address and Telephone Number)

JOHN W. STEWART, PRESIDENT
218 Henry Road,
Manchester, MO 63011
Telephone: (636) 207-0160
(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

Item 1. Proxy Voting Record.

Builders Fixed Income Fund, Inc.

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Builders Fixed Income Fund, Inc.

By (Signature and Title)* /s/ John W. Stewert, President

Date 8/23/04

* Print the name and title of each signing officer under his or her signature.